Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2023
Concentration of Risks [Abstract]
Schedule of Concentration of Credit Risk	Accounts receivable concentration of credit risk is as below:
	As of December 31,	As of December 31,
	2023	2022
Customer A	20%	20%
Customer B	*%	20%
Customer C	*%	11%
Customer D	14%	*%
Customer E	11%	*%
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Supplier A	*%	*%	22%
Supplier B	*%	*%	13%
Supplier C	21%	11%	*%
Supplier D	15%	*%	*%

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Customer F	*%	*%	11%
Customer G	*%	76%	32%
*	Less than 10%